Impairment, Restructuring Charges and Other Related Closure Costs - Summary of Impairment, Restructuring Charges and Other Related Closure Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost And Reserve [Line Items]
Impairment	$ (4)	$ (7)	$ (2)
Restructuring charges	(7)	2	(19)
Total impairment, restructuring charges and other related closure costs	(11)	(5)	(21)
Set-top Box Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges	1	2	(19)
Total impairment, restructuring charges and other related closure costs	1	2	(19)
Long-lived Asset Impairment Charge [Member]
Restructuring Cost And Reserve [Line Items]
Impairment	(4)	(7)	(2)
Total impairment, restructuring charges and other related closure costs	(4)	$ (7)	$ (2)
Bouskoura Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges	(8)
Total impairment, restructuring charges and other related closure costs	$ (8)